Sale Of Assets - Schedule of Disposal Process (Details) R$ in Millions		12 Months Ended
		Dec. 31, 2024 BRL (R$) MW	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Net book value Fixed assets and Intangible assets | R$		R$ 57	R$ 58
Installed capacity (MW)		3,601.7
Cemig GT [Member] | CGH Bom Jesus do Galho [Member]
IfrsStatementLineItems [Line Items]
Ledger		Registry
Beginning of the operation		1931
Installed capacity (MW)	[1]	0.36
Physical guarantee (MWm)		0.13
Commercial Operation Status		Out of operation
Site		Minas Gerais
Cemig GT [Member] | CGH Xicao [Member]
IfrsStatementLineItems [Line Items]
Ledger		Registry
Beginning of the operation		1942
Installed capacity (MW)		1.81
Physical guarantee (MWm)		0.61
Commercial Operation Status		In operation
Site		Minas Gerais
Cemig GT [Member] | CGH Sumidouro [Member]
IfrsStatementLineItems [Line Items]
Ledger		Registry
Beginning of the operation		1954
Installed capacity (MW)		2.12
Physical guarantee (MWm)		0.53
Commercial Operation Status		In operation
Site		Minas Gerais
Cemig GT [Member] | PCH Sao Bernardo [Member]
IfrsStatementLineItems [Line Items]
Ledger		Concession
Beginning of the operation		1948
Installed capacity (MW)		6.82
Physical guarantee (MWm)		3.42
Commercial Operation Status		In operation
Site		Minas Gerais
Cemig GT [Member] | CGH Santa Marta [Member]
IfrsStatementLineItems [Line Items]
Ledger		Registry
Beginning of the operation		1944
Installed capacity (MW)		1
Physical guarantee (MWm)		0.58
Commercial Operation Status		In operation
Site		Minas Gerais
Cemig GT [Member] | CGH Santa Luzia [Member]
IfrsStatementLineItems [Line Items]
Ledger		Registry
Beginning of the operation		1958
Installed capacity (MW)		0.7
Physical guarantee (MWm)		0.28
Commercial Operation Status		In operation
Site		Minas Gerais
Cemig GT [Member] | CGH Salto Morais [Member]
IfrsStatementLineItems [Line Items]
Ledger		Registry
Beginning of the operation		1957
Installed capacity (MW)		2.39
Physical guarantee (MWm)		0.6
Commercial Operation Status		In operation
Site		Minas Gerais
Cemig GT [Member] | PCH Rio de Pedras [Member]
IfrsStatementLineItems [Line Items]
Ledger		Concession
Beginning of the operation		1928
Installed capacity (MW)		9.28
Physical guarantee (MWm)		2.15
Commercial Operation Status		In operation
Site		Minas Gerais
Cemig GT [Member] | CGH Pissarrao [Member]
IfrsStatementLineItems [Line Items]
Ledger		Registry
Beginning of the operation		1925
Installed capacity (MW)		0.8
Physical guarantee (MWm)		0.55
Commercial Operation Status		In operation
Site		Minas Gerais
Cemig GT [Member] | CGH Lages [Member]
IfrsStatementLineItems [Line Items]
Ledger		Registry
Beginning of the operation		1955
Installed capacity (MW)		0.68
Physical guarantee (MWm)		0.32
Commercial Operation Status		In operation
Site		Minas Gerais
Cemig GT [Member] | CGH Jacutinga [Member]
IfrsStatementLineItems [Line Items]
Ledger		Registry
Beginning of the operation		1948
Installed capacity (MW)		0.72
Physical guarantee (MWm)		0.57
Commercial Operation Status		In operation
Site		Minas Gerais
Cemig GT [Member] | CGH Anil [Member]
IfrsStatementLineItems [Line Items]
Ledger		Registry
Beginning of the operation		1964
Installed capacity (MW)		2.06
Physical guarantee (MWm)		1.1
Commercial Operation Status		In operation
Site		Minas Gerais
Horizontes [Member] | CGH Salto do Paraopeba [Member]
IfrsStatementLineItems [Line Items]
Ledger		Authorization
Beginning of the operation		1955
Installed capacity (MW)		2.46
Physical guarantee (MWm)		2.21
Commercial Operation Status		Out of operation
Site		Minas Gerais
Horizontes [Member] | CGH Salto Passo Velho [Member]
IfrsStatementLineItems [Line Items]
Ledger		Authorization
Beginning of the operation		2001
Installed capacity (MW)		1.8
Physical guarantee (MWm)		1.64
Commercial Operation Status		In operation
Site		Santa Catarina
Horizontes [Member] | PCH Salto Voltao [Member]
IfrsStatementLineItems [Line Items]
Ledger		Authorization
Beginning of the operation		2001
Installed capacity (MW)		8.2
Physical guarantee (MWm)		7.36
Commercial Operation Status		In operation
Site		Santa Catarina
Cemig GT and Horizontes [Member]
IfrsStatementLineItems [Line Items]
Installed capacity (MW)		41.2
Physical guarantee (MWm)		22.05

[1]	Information not audited by the independent auditors.